LEASES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Lessee, Lease, Description [Line Items]
Total operating lease expense	$ 155,000	$ 155,000	$ 619,000	$ 621,000
Sales and marketing	4,000	4,000	15,000	3,000
General and administrative	$ 151,000	151,000	604,000	618,000
Cash paid for amounts included in operating lease liabilities			$ 592,000	$ 575,000
Weighted average remaining lease term	6 years 6 months		6 years 10 months 24 days
Weighted average discount rate	5.90%		5.80%
Cash paid for amounts included in operating lease liabilities	$ 151,000	$ 147,000
New York Location [Member]
Lessee, Lease, Description [Line Items]
Lease term, description	The Company signed a renewal to extend the lease term of one of its New York locations for an additional 27 months. Payments under this operating lease commence February 1, 2025 and escalate 4.0% per year.
Monthly [Member] | New York Location [Member]
Lessee, Lease, Description [Line Items]
Monthly rent payment	$ 6,000